Summary of Significant Accounting Policies - Additional Information (Detail) - JPY (¥) ¥ in Millions	Apr. 01, 2019	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Summary Of Significant Accounting Policies [Line items]
Assets		¥ 195,503,623	¥ 191,927,385	¥ 192,175,566
Liability		¥ 183,730,177	¥ 179,564,245	¥ 179,679,767
IFRS 16 [member] | Estimated Amount [member]
Summary Of Significant Accounting Policies [Line items]
Assets	¥ 400,000
Liability	¥ 400,000